Loss on sale of vessels (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Capital Leased Assets

The loss on the sale of vessels for the year ended December 31, 2019 is calculated as follows:

	Seamaster	Seafarer	Total
Sales proceeds	9,700,000	9,100,000	18,800,000
Net book value of vessels	(15,979,901)	(15,537,708)	(31,517,609)
Sales related costs	(289,862)	(154,721)	(444,583)
Loss on sale of vessels	(6,569,763)	(6,592,429)	(13,162,192)

Sea trader [Member]
Schedule of Capital Leased Assets

The loss on the vessel held for sale for the year ended December 31, 2018 is calculated as follows:

Seatrader
Sales proceeds	8,250,000
Net book value of vessel	(14,444,217)
Sales related costs	(166,596)
Loss on vessel held for sale	(6,360,813)